Borrowings (Details Narrative) $ / shares in Units, shares in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2024 AUD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2025 AUD ($)	Jun. 30, 2024 AUD ($) shares	Feb. 29, 2024 AUD ($)	Feb. 14, 2024 AUD ($)	Jun. 30, 2023 AUD ($)
IfrsStatementLineItems [Line Items]
Loan received				$ 14,000,000	$ 14,000,000
Allocation for equiment finance				$ 4,000,000	$ 4,000,000
Interest rate		1.50%		1.50%	1.50%	7.95%
Allocation for equiment finance			$ 1,935,347	$ 1,874,574
Borrowings variable interest rate		3.48%		3.48%	3.48%
Note issued			$ 1,651,041	$ 1,181,953		$ 4,000,000
Loan quarterly payable						244,643
Secured mortages						$ 2,000,000
Original issue discount secured convertible debenture		10.00%	10.00%	10.00%
Notional amount		$ 2,777,777
Sponsor escrow, amount		$ 200,000
Percentage of principal amount related to debenture purchased		25.00%	25.00%	25.00%
Number of shares issued | shares		10		10
Exercise price | $ / shares		$ 0.01
Working capital					$ 8,000,000
Allocation for equiment finance	$ 2,000,000
Sponsor [member]
IfrsStatementLineItems [Line Items]
Escrow amount		$ 1,000,000
Debentures [member]
IfrsStatementLineItems [Line Items]
Percentage of original issue discount		10.00%		10.00%
Notional amount		$ 2,222,222
Debt maturity period		18 months
Debentures description		At the first Closing, in consideration for the issuance by the Company to the Purchaser of the First Closing Debenture, the Purchaser shall pay to the Company an amount equal to the sum of (A) USD$2,000,000 minus (B) the First Closing Reserve Amount (such amount, the “First Closing Subscription Amount”) (i.e., USD $1,000,000), minus applicable legal fees and expenses of the Purchaser to be reimbursed to the Purchaser. The Purchaser shall hold the First Closing Reserve Amount (i.e., USD$1,000,000) in reserve at the first Closing and, from time to time during the period beginning from the first Closing until the earlier to occur of (A) the maturity date of the First Closing Debenture and (B) the payment by the Purchaser to the Company of First Closing Reserve Advances in the aggregate amount of the First Closing Reserve Amount, upon the conversion by the Purchaser of portions of the outstanding principal amount of the First Closing Debenture in the amounts set forth in the schedule below, the Purchaser shall, within five (5) Business Days following the date the Underlying Shares resulting from the applicable conversion are delivered to the Purchaser in accordance with the terms of the First Closing Debenture, release and pay to the Company a portion of the First Closing Reserve Amount in the amount of USD$200,000 (each, a “First Closing Reserve Advance”, and collectively, the “First Closing Reserve Advances”):
Debentures One [Member]
IfrsStatementLineItems [Line Items]
Conversion of debentures		$ 622,222
Outstanding principal of debenture		1,600,000
Debentures One [Member] | Sponsor [member]
IfrsStatementLineItems [Line Items]
Conversion of debentures		1,422,222
Outstanding principal of debenture		800,000
Debentures Two [Member]
IfrsStatementLineItems [Line Items]
Conversion of debentures		400,000
Outstanding principal of debenture		1,200,000
Debentures Two [Member] | Sponsor [member]
IfrsStatementLineItems [Line Items]
Conversion of debentures		200,000
Outstanding principal of debenture		600,000
Debentures Three [Member]
IfrsStatementLineItems [Line Items]
Conversion of debentures		400,000
Outstanding principal of debenture		800,000
Debentures Three [Member] | Sponsor [member]
IfrsStatementLineItems [Line Items]
Conversion of debentures		200,000
Outstanding principal of debenture		400,000
Debentures Four [Member]
IfrsStatementLineItems [Line Items]
Conversion of debentures		400,000
Outstanding principal of debenture		400,000
Debentures Four [Member] | Sponsor [member]
IfrsStatementLineItems [Line Items]
Conversion of debentures		200,000
Outstanding principal of debenture		200,000
Debentures Five [Member]
IfrsStatementLineItems [Line Items]
Conversion of debentures		400,000
Outstanding principal of debenture		0
Debentures Five [Member] | Sponsor [member]
IfrsStatementLineItems [Line Items]
Conversion of debentures		200,000
Outstanding principal of debenture		$ 0